Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 34.2	$ 9.6
Accounts receivable:
Trade, net of allowance for bad debt	76.5	139.0
Accrued revenue and other	304.2	253.3
Related party	114.8	121.6
Fair value of derivative assets	14.3	16.7
Natural gas and NGLs inventory, prepaid expenses and other	50.7	30.8
Total current assets	594.7	571.0
Property and equipment, net of accumulated depreciation of $1,500.7 and $1,422.3, respectively	5,455.9	5,042.8
Intangible assets, net of accumulated amortization of $48.2 and $36.5, respectively	877.6	533.0
Goodwill	2,283.1	2,257.8
Fair value of derivative assets	7.6	10.0
Investments in unconsolidated affiliates	267.8	270.8
Other assets, net	17.8	16.6
Total assets	9,504.5	8,702.0
Current liabilities:
Accounts payable and drafts payable	69.4	121.8
Accounts payable to related party	11.1	3.0
Accrued gas, NGLs, condensate and crude oil purchases	269.7	204.5
Fair value of derivative liabilities	3.0	3.0
Accrued interest	37.6	16.9
Other current liabilities	154.3	132.9
Total current liabilities	545.1	482.1
Long-term debt	2,493.7	2,022.5
Fair value of derivative liabilities	1.5	2.0
Asset retirement obligation	12.5	12.4
Other long-term liabilities	79.3	84.0
Deferred tax liability	77.0	73.1
Redeemable non-controlling interest	4.9	0
Common unitholders (283,991,722 units issued and outstanding at March 31, 2015 and 245,421,549 units issued and outstanding at December 31, 2014)	5,899.3	5,833.3
Class C unitholders (6,704,285 units issued and outstanding at March 31, 2015)	180.1	0
General partner interest (1,594,974 equivalent units outstanding at March 31, 2015 and 1,594,974 equivalent units outstanding at December 31, 2014)	206.2	180.3
Non Controlling Interest	4.9	12.3
Total partners' equity	6,290.5	6,025.9
Commitments and Contingencies
Total liabilities and partners’ equity	$ 9,504.5	$ 8,702.0